UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund - National Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 99.6%
Long-Term Municipal Bonds – 99.6%
Alabama – 1.8%
Birmingham AL Wtrwks Brd
5.00%, 1/01/31	$10,000	$10,273,500
Jefferson Cnty AL LT Sch Wts
Series 2004A
5.25%, 1/01/18-1/01/23	3,900	3,879,090
AGM
5.50%, 1/01/21	1,000	983,620
Univ of Alabama at Birmingham Hosp
Series 08A
5.75%, 9/01/22	3,000	3,380,910

		18,517,120

Arizona – 2.2%
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	1,175	1,057,453
Estrella Mtn CFD AZ Desert Vlg
7.375%, 7/01/27	2,060	2,060,906
Glendale AZ Mun Property Corp. (Glendale AZ Excise Tax)
Series 2012C
5.00%, 7/01/38	2,500	2,507,325
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC Series 04
5.00%, 7/01/23	1,750	1,817,305
Pima Cnty AZ IDA (American Charter Sch Fdntn)
Series 2007A
5.50%, 7/01/26	4,245	4,008,596
5.625%, 7/01/38	1,760	1,507,651
Pima Cnty AZ IDA (Horizon Learning Ctr)
Series 05
5.125%, 6/01/20	3,310	3,216,294
Queen Creek AZ ID #1
5.00%, 1/01/26	1,900	1,902,413
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/23	3,685	4,022,288
Sundance AZ CFD #1
Series 02
7.75%, 7/01/22	297	297,018

		22,397,249

California – 15.2%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	6,390	7,452,146
California GO
5.00%, 2/01/29-11/01/32	11,400	11,686,120
AGM
5.00%, 8/01/13 (Pre-refunded/ETM)	45	45,000

	Principal Amount (000)	U.S. $ Value
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 7/01/37(a)	$10,000	$8,784,300
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,715	1,931,519
Series 2008A
5.50%, 8/15/23	80	89,626
Chula Vista CA IDR (San Diego Gas & Elec Co.)
Series 1996A
5.30%, 7/01/21	4,000	4,149,960
Desert Sands CA USD GO
5.00%, 8/01/28	5,540	5,873,231
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	9,260	10,120,810
Los Angeles CA Dept W&P Pwr
Series 2013B
5.00%, 7/01/29-7/01/30	15,630	16,808,051
Los Angeles CA Dept W&P Wtr
Series 2013A
5.00%, 7/01/29-7/01/31	11,015	11,803,817
Los Angeles CA Harbor Dept
Series 2009C
5.25%, 8/01/24	17,205	19,332,570
Los Angeles CA Wstwtr Sys
Series 2013A
5.00%, 6/01/33	9,310	9,827,077
Manteca CA USD CFD #89-1
NPFGC Series 01
Zero Coupon, 9/01/31	11,910	3,740,097
Ontario CA Redev Fin Auth
NPFGC Series 93
5.80%, 9/03/13 (Pre-refunded/ETM)	1,000	1,136,730
Port of Oakland CA
Series 2012P
5.00%, 5/01/27-5/01/28	18,040	18,405,098
San Bernardino Cnty CA COP
Series 2009A
5.25%, 8/01/26	1,910	1,995,683
San Diego CA Pub Fac Fin Auth (San Diego CA Wtr)
Series 2012A
5.00%, 8/01/30	10,045	10,695,615
San Diego Cnty CA Wtr Auth
AGM Series 2008A-COPS
5.00%, 5/01/25	3,000	3,265,830
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2010A
4.90%, 5/01/29	2,800	2,897,104
San Francisco City/Cnty CA Pub Util Wtr
Series 2012C
5.00%, 11/01/28	3,450	3,699,504
Vista CA USD GO
5.00%, 8/01/28	1,550	1,656,407

		155,396,295

	Principal Amount (000)	U.S. $ Value
Colorado – 2.7%
Colorado HFA SFMR (Colorado HFA)
Series 1999A-2
6.45%, 4/01/30	$185	$188,178
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.25%, 6/01/19-6/01/23	2,200	2,356,041
Colorado Hlth Fac Auth (Parkview Medical Center)
Series 04
5.00%, 9/01/25	690	690,994
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/24-12/01/25	9,175	9,657,898
E-470 Pub Hwy Auth CO
Series 2010C
5.25%, 9/01/25	2,900	3,017,914
5.375%, 9/01/26	3,600	3,746,844
Park Creek Met Dist CO
Series 05
5.50%, 12/01/30	1,900	1,991,048
PV Wtr & San Met Dist CO
Zero Coupon, 12/15/17(b) (c)	3,122	1,092,700
Regional Trnsp Dist CO (Denver Transit Partners)
6.00%, 1/15/41	2,400	2,635,080
Three Springs Metro District #3 CO
Series 2010
7.75%, 12/01/39	1,950	1,988,844
Todd Creek Farms Met Dist #1 CO
6.125%, 12/01/19(b)	820	410,000
6.125%, 12/01/22(b) (c)	1,210	302,500

		28,078,041

District of Columbia – 2.2%
District of Columbia (Catholic Univ of America)
5.00%, 10/01/34	700	711,074
District of Columbia (Friendship Pub Charter Sch)
ACA
5.00%, 6/01/26	1,000	1,002,040
District of Columbia Tax Incr
Series 2009B
5.25%, 12/01/26	9,600	10,823,328
District of Columbia Wtr & Swr Auth
AGC Series 2008A
5.00%, 10/01/23	4,125	4,510,028
Washington DC Conv Ctr Ded Tax
AMBAC
5.00%, 10/01/23	5,000	5,294,100

		22,340,570

	Principal Amount (000)	U.S. $ Value
Florida – 4.8%
Bonnet Creek Resort CDD FL
7.25%, 5/01/18	$3,445	$3,444,518
Crossings at Fleming Is CDD FL
Series 2000C
7.05%, 5/01/15	480	454,325
7.10%, 5/01/30(b)	2,235	1,894,609
Dade Cnty FL HFA MFHR (Golden Lakes Apts)
Series 1997A
6.00%, 11/01/32	250	238,995
6.05%, 11/01/39	750	704,993
Florida HFC MFHR (Waverly Apts)
AGM Series 00C-1
6.50%, 7/01/40	2,790	2,792,176
Hollywood FL Cmnty Redev Agy (Beach CRA)
XLCA
5.00%, 3/01/24	5,000	5,229,150
Jacksonville FL Cap Impt
5.00%, 10/01/28	5,500	5,944,180
Marshall Creek CDD FL
6.625%, 5/01/32(b)	2,365	1,977,613
Miami-Dade Cnty FL Ed Fac Auth (Univ of Miami FL)
Series 08A
5.20%, 4/01/24	2,500	2,675,625
Miami-Dade Cnty FL Spl Tax
Series 2012B
5.00%, 10/01/30-10/01/31	9,450	9,494,631
Palm Beach Cnty FL (Sinai Residences of Boca Raton)
2.00%, 6/01/16	2,500	2,501,275
Pasco Cnty FL HFA MFHR (Pasco Woods Apts)
Series 99A
5.90%, 8/01/39	3,620	3,549,265
Pier Park CDD FL
Series 2002-1
7.15%, 5/01/34	3,025	3,023,548
Village Ctr CDD FL
NPFGC
5.125%, 10/01/28	1,000	1,003,660
West Palm Beach Cmnty Redev Agy
5.00%, 3/01/25-3/01/29	4,620	4,696,159

		49,624,722

Georgia – 0.2%
Atlanta GA Arpt (Hartsfield Jackson Atlanta Intl Arpt)
Series 2012B
5.00%, 1/01/28	2,365	2,532,324

Guam – 0.1%
Guam COP
Series 2010A
6.875%, 12/01/40	515	523,055

	Principal Amount (000)	U.S. $ Value
Illinois – 11.4%
Chicago IL Brd of Ed GO
AGM Series 2007B
5.00%, 12/01/24	$15,000	$15,765,450
Chicago IL GO
AGM Series 2010 3694
5.00%, 1/01/29(d)	7,000	7,049,210
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
XLCA Series 03B-1
5.25%, 1/01/34	5,100	5,147,940
Chicago IL Recovery Zone (BP PLC)
6.125%, 12/01/18	4,190	4,499,473
Chicago IL SA Lakeshore East
Series 03
6.75%, 12/01/32	1,531	1,566,489
Chicago IL Sales Tax
AGM
5.00%, 1/01/25	6,905	7,350,511
Chicago IL Wtr
5.00%, 11/01/29-11/01/32	20,690	21,011,394
Cook Cnty IL Forest Presv Dist
Series 2012C
5.00%, 12/15/32	7,745	7,990,671
Gilberts IL SSA #1
Series 03
6.00%, 3/01/28	2,263	2,136,996
Illinois Finance Auth (Greenfields of Geneva)
Series 2010A
8.25%, 2/15/46	2,050	2,073,514
Illinois Finance Auth (Illinois Institute of Technology)
Series 06A
5.00%, 4/01/31	750	658,560
Illinois Finance Auth (Park Place of Elmhurst)
Series 2010A
8.25%, 5/15/45	2,225	2,130,927
Illinois Sports Fac Auth Spl Tax
AMBAC Series 01
5.50%, 6/15/30	7,000	7,285,810
Manhattan SSA #2004-1 IL
Series 05
5.875%, 3/01/28	2,120	2,036,726
Matteson IL GO
8.00%, 12/01/29(e)	3,350	2,599,131
Metro Pier & Expo Auth IL Spl Tax (McCormick Place Expansion Proj)
Series 2012B
5.00%, 12/15/28	26,500	27,654,870

		116,957,672

Indiana – 0.7%
Indianapolis IN Loc Bond Bank (Marion Cnty IN Cap Impt Brd)
Series 2011K
5.00%, 6/01/27	6,840	7,243,286

	Principal Amount (000)	U.S. $ Value
Louisiana – 3.6%
Lafayette LA Communications
XLCA
5.25%, 11/01/20-11/01/23	$8,765	$9,534,277
Lafayette LA Util
5.00%, 11/01/28	10,580	11,263,679
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	1,130	1,180,873
Louisiana Loc Govt Envrn Fac & CDA (Jefferson Parish LA)
Series 2009A
5.00%, 4/01/26	715	750,464
New Orleans LA GO
NPFGC Series 05
5.00%, 12/01/29	3,990	4,085,441
5.25%, 12/01/21	4,495	4,760,520
RADIAN Series 2007A
5.00%, 12/01/18-12/01/22	5,200	5,689,959

		37,265,213

Maryland – 0.5%
Anne Arundel Cnty MD Spl Oblig (National Business Park North)
6.10%, 7/01/40	885	924,922
Maryland CDA SFMR (Maryland CDA)
Series 2000A
6.10%, 7/01/38	4,460	4,462,632

		5,387,554

Massachusetts – 1.5%
Massachusetts Dev Fin Agy (Emerson College)
Series 2010A
5.00%, 1/01/40	2,000	1,896,100
5.50%, 1/01/30	4,750	4,865,520
Massachusetts Dev Fin Agy (Seven Hills Foundation)
RADIAN Series 99
5.15%, 9/01/28	6,035	5,796,316
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary)
Series 2010C
5.375%, 7/01/35	2,245	2,285,679

		14,843,615

Michigan – 3.1%
Detroit MI City SD GO
Series 2012A
5.00%, 5/01/27-5/01/30	7,965	8,408,558
Detroit MI Wtr Supply Sys
AGM Series 2006A
5.00%, 7/01/24	9,980	9,814,931
Michigan Strategic Fund (Detroit Renewable Pwr Proj)
8.50%, 12/01/30(a)	6,675	6,333,173

	Principal Amount (000)	U.S. $ Value
Plymouth MI Ed Ctr Charter Sch
5.375%, 11/01/30	$2,000	$1,652,880
Wayne State Univ MI
Series 2009A
5.00%, 11/15/29	5,215	5,466,259

		31,675,801

Minnesota – 0.7%
Maple Grove MN Hlth Care Sys (Maple Grove Hospital)
5.00%, 5/01/22	1,350	1,394,469
Minneapolis MN Common Bond Fd
6.00%, 12/01/40	3,000	3,277,860
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	2,700	2,721,735

		7,394,064

Mississippi – 1.6%
Mississippi Dev Bank (Mississippi Lease Dept of Corrections)
Series 2010D
5.25%, 8/01/27	15,000	16,314,300

Missouri – 1.7%
Kansas City MO Spl Oblig (Kansas City MO Lease - Dntn Arena)
Series 08C
5.00%, 4/01/28	14,000	15,412,180
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs)
5.50%, 2/01/42	1,880	1,866,614

		17,278,794

Nevada – 6.0%
Clark Cnty NV Airport PFC (McCarran Airport)
2008A
5.25%, 7/01/18	9,090	10,560,580
Clark Cnty NV Arpt (McCarran Airport)
Series 2012B
5.00%, 7/01/29	6,070	6,335,684
Clark Cnty NV GO
AMBAC
5.00%, 11/01/23	13,250	14,368,698
Clark Cnty NV SD GO
NPFGC-RE Series 2005B
5.00%, 6/15/22	5,720	6,128,408
Las Vegas NV Wtr Dist
NPFGC-RE Series 2005A
5.00%, 6/01/27	5,000	5,240,300
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	5,800	6,377,854
Nevada Sys Hgr Ed
AMBAC Series 2005B
5.00%, 1/01/16 (Pre-refunded/ETM)	3,715	4,103,849

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/16 (Pre-refunded/ETM)	$5,900	$6,517,553
Nevada Sys Hgr Ed (Univ of Nevada)
AMBAC Series 2005B
5.00%, 7/01/25-7/01/26	1,585	1,664,304

		61,297,230

New Hampshire – 0.2%
New Hampshire Hlth & Ed Fac Auth (Covenant Health Sys)
Series 04
5.375%, 7/01/24	1,680	1,725,074

New Jersey – 2.5%
Morris-Union NJ Jt Comm COP
AGM
5.00%, 8/01/25	2,055	2,172,526
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2013A
5.00%, 1/01/30-1/01/33	18,065	18,762,795
Union Cnty NJ Util Auth (Union Cnty NJ)
Series 2011A
5.25%, 12/01/31	4,340	4,392,167

		25,327,488

New Mexico – 1.3%
Clayton NM Jail Proj
5.00%, 11/01/25-11/01/27	13,095	13,254,958

New York – 8.3%
Metropolitan Trnsp Auth NY
Series 2012H
5.00%, 11/15/30	1,680	1,739,153
New York NY GO
5.125%, 12/01/27(d)	1,000	1,100,840
5.25%, 9/01/23	5,000	5,668,950
Series 2003A
5.50%, 8/01/13 (Pre-refunded/ETM)	625	625,000
Series 2004G
5.00%, 12/01/14 (Pre-refunded/ETM)	420	445,914
5.00%, 12/01/23	475	494,252
Series 2012G
5.00%, 4/01/29	9,550	10,170,463
New York NY IDA (Lycee Francais)
Series 2002C
6.80%, 6/01/28	2,500	2,529,425
New York NY Mun Wtr Fin Auth
Series 2002EE
5.00%, 6/15/31	19,415	20,479,913
Series 2013D
5.00%, 6/15/34	8,000	8,360,720
New York NY Trnsl Fin Auth
Series 2002B
5.00%, 2/01/27	10,000	10,816,300

	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth (Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	$1,760	$1,939,678
New York St HFA (New York St Pers Income Tax)
NPFGC-RE Series 05A
5.00%, 9/15/25	1,200	1,272,336
New York St Liberty Dev Corp. (4 World Trade Ctr Proj)
5.00%, 11/15/31	2,775	2,850,508
New York St Liberty Dev Corp. (National Sports Museum Proj)
6.125%, 2/15/19(b) (c)	1,188	12
New York St Thruway Auth (New York St Pers Income Tax)
Series 2010A
5.00%, 3/15/27	5,355	5,807,497
Triborough Brdg & Tunl Auth NY
Series 2011A
5.00%, 1/01/28	10,000	10,722,300

		85,023,261

North Carolina – 0.5%
Iredell Cnty NC COP (Iredell Cnty Sch Proj)
AGM
5.25%, 6/01/22	920	1,032,451
North Carolina Eastern Mun Pwr Agy
AMBAC Series 05A
5.25%, 1/01/20	1,000	1,084,050
North Carolina Med Care Comm (Pennybyrn at Maryfield)
6.00%, 10/01/23	3,305	3,257,838

		5,374,339

Ohio – 2.8%
Akron OH Income Tax
Series 2012A
5.00%, 12/01/31	1,500	1,545,210
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	5,500	6,010,895
Cleveland OH Pub Pwr Sys
NPFGC-RE Series 2006A
5.00%, 11/15/18	2,835	3,103,446
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31	8,400	8,404,956
Kent State Univ
Series 2012A
5.00%, 5/01/29	2,000	2,087,620
Toledo-Lucas Cnty OH Port Auth (CSX Corp., Inc.)
Series 92
6.45%, 12/15/21	6,730	8,012,806

		29,164,933

	Principal Amount (000)	U.S. $ Value
Oregon – 0.6%
Forest Grove OR (Pacific Univ)
RADIAN Series 2005A
5.00%, 5/01/28	$2,995	$3,016,594
Tri-County Met Trnsp Dist OR Grant Prog
Series 2011A
5.00%, 10/01/27	3,000	3,219,810

		6,236,404

Pennsylvania – 2.3%
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	4,735	5,027,528
Pennsylvania IDA
5.50%, 7/01/18 (Pre-refunded/ETM)	485	581,243
Pennsylvania IDA (Pennsylvania SRF)
5.50%, 7/01/23	3,455	3,852,878
Pennsylvania Pub Sch Bldg Auth (Philadelphia PA SD Lease)
5.00%, 4/01/30-4/01/31	6,500	6,452,345
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24(b)	1,030	779,823
Pittsburgh & Allegheny PA Sports & Exhibition Auth (Pittsburgh-Allegheny Cnty PA Sales Tax)
AGM
5.00%, 2/01/31	6,925	7,134,828

		23,828,645

Puerto Rico – 1.8%
Puerto Rico Elec Pwr Auth
Series 2010ZZ
5.25%, 7/01/25	7,090	6,705,155
Puerto Rico GO
Series 2001A
5.50%, 7/01/19	1,000	1,020,630
Series 2004A
5.25%, 7/01/19	2,880	2,887,661
Series 2006A
5.25%, 7/01/23	1,700	1,623,891
Puerto Rico Govt Dev Bank
Series 2006B
5.00%, 12/01/15	500	516,675
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	1,065	1,099,176
Univ of Puerto Rico
Series 2006Q
5.00%, 6/01/19-6/01/20	4,460	4,287,917

		18,141,105

	Principal Amount (000)	U.S. $ Value
Rhode Island – 0.4%
Rhode Island Higher Ed Svgs Tr (Providence Place Mall)
RADIAN Series 00
6.125%, 7/01/20	$4,155	$4,123,173

South Carolina – 0.8%
Dorchester Cnty SC SD #2 Lease
Series 06
5.00%, 12/01/30	1,500	1,604,430
AGC
5.00%, 12/01/29	400	428,900
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
AGC Series 05
5.00%, 12/01/27	6,225	6,516,268

		8,549,598

Tennessee – 0.2%
Sullivan Cnty TN Hlth & Hfb (Wellmont Hlth Sys Proj)
Series 06C
5.00%, 9/01/22	1,990	2,054,496
5.25%, 9/01/26	275	279,504

		2,334,000

Texas – 10.0%
Alvin TX ISD GO
Series 2009B
5.00%, 2/15/28	1,290	1,370,483
Bexar Cnty TX Hlth Fac Dev (Army Retirement Residence)
5.00%, 7/01/27	435	439,124
Camino Real Regl Mob Auth TX
5.00%, 2/15/21	2,850	2,854,246
Dallas Fort Worth TX Intl Arpt
Series 2012F
5.00%, 11/01/28	13,680	13,778,086
Ector Cnty TX ISD GO
5.25%, 8/15/27	160	160,227
El Paso Cnty TX Hosp Dist GO
AGC Series 2008A
5.00%, 8/15/23	5,000	5,502,650
Frisco TX ISD GO
5.00%, 8/15/31	3,335	3,631,281
Harris Cnty TX Toll Road
Series 2012C
5.00%, 8/15/29	10,000	10,712,200
Harrison Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys)
5.25%, 7/01/28	5,700	5,533,446
Houston TX Util Sys
Series 2013B
5.00%, 11/15/31-11/15/32	2,970	3,147,774
Magnolia TX ISD GO
5.00%, 8/15/20	6,165	6,907,759
North Texas Hgr Ed Auth (United Regl Hlth Care Sys)
AGM Series 07
5.00%, 9/01/24	1,000	1,070,950

	Principal Amount (000)	U.S. $ Value
North Texas Tollyway Auth TX (Texas St Hwy Fund Third Tier)
Series 2011D
5.00%, 9/01/30	$7,500	$7,859,850
San Antonio TX Elec & Gas
5.00%, 2/01/15 (Pre-refunded/ETM)	65	69,404
Series 08
5.00%, 2/01/26	6,830	7,486,841
Series 2009A
5.25%, 2/01/24	3,260	3,685,006
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.50%, 11/15/22	2,210	2,234,111
Tarrant Cnty TX Cult Ed Fac Fin Corp. (MRC Crestview Proj)
8.125%, 11/15/44	2,150	2,288,267
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28	2,000	2,157,660
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	9,040	10,281,554
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	2,280	2,558,114
Tyler TX Hlth Fac Dev Corp. (Mother Frances Hosp Reg Hlth)
5.25%, 7/01/26	1,750	1,825,093
Wichita TX ISD GO
Series 2007
5.00%, 2/01/27	6,000	6,439,980

		101,994,106

Utah – 0.1%
Timber Lakes UT Wtr Spl Svc Dist
8.125%, 6/15/31	820	870,364

Virginia – 0.0%
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	197	197,916

Washington – 6.3%
Clark Cnty WA PUD #1
5.00%, 1/01/23	12,635	13,919,348
Energy Northwest WA (Bonneville Power Admin)
Series 2006C
5.00%, 7/01/24	4,055	4,413,462
AMBAC Series 2006A
5.00%, 7/01/21	11,470	12,245,257
FYI Properties (Washington St Lease Dept Info Svc Proj)
5.25%, 6/01/26	4,000	4,285,080
Series 2009
5.00%, 6/01/27	615	643,702
King Cnty WA SD #414 GO
NPFGC
5.00%, 12/01/24	4,500	4,877,325

	Principal Amount (000)	U.S. $ Value
Tacoma WA Refuse Util
XLCA Series 06
5.00%, 12/01/18	$3,615	$3,976,500
Washington St GO
5.00%, 7/01/24(d)	9,000	10,210,950
NPFGC-RE Series 2007C
5.00%, 1/01/17 (Pre-refunded/ETM)	6,380	7,248,382
Washington St HFC (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	3,490	3,105,911

		64,925,917

West Virginia – 0.5%
West Virginia EDA (West Virginia Lottery)
Series 2010A
5.00%, 6/15/35	5,000	5,300,250

Wisconsin – 1.0%
Oneida Tribe of Indians WS Retail Sales
6.50%, 2/01/31(a)	2,465	2,591,479
Wisconsin Hlth & Ed Fac Auth (Ministry Health Care, Inc.)
Series 2012C
5.00%, 8/15/32	2,300	2,309,913
Wisconsin Hlth & Ed Fac Auth (Wheaton Franciscan Hlthcare Sys)
5.25%, 8/15/20	5,000	5,300,900

		10,202,292

Total Investments – 99.6% (cost $1,020,007,597)(f)		1,021,640,728
Other assets less liabilities – 0.4%		3,594,359

Net Assets – 100.0%		$1,025,235,087

INTEREST RATE SWAPS
			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$6,300	10/21/16	SIFMA	*	4.129%	$728,853

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate market value of these securities amounted to $17,708,952 or 1.7% of net assets.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	As of July 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $32,785,679 and gross unrealized depreciation of investments was $(31,152,548), resulting in net unrealized appreciation of $1,633,131.

As of July 31, 2013, the Fund held 21.7% of net assets in insured bonds (of this amount 8.6% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA – ACA Financial Guaranty Corporation

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDA – Community Development Authority

CDD – Community Development District

CFD – Community Facilities District

COP – Certificate of Participation

CRA – Community Redevelopment Agency

EDA – Economic Development Agency

ETM – Escrowed to Maturity

GO – General Obligation

HFA – Housing Finance Authority

HFC – Housing Finance Corporation

ID – Improvement District

IDA – Industrial Development Authority/Agency

IDR – Industrial Development Revenue Bond

ISD – Independent School District

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company

PFC – Passenger Facility Charge

PUD – Public Utility District

RADIAN – Radian Asset Assurance Inc.

SD – School District

SFMR – Single Family Mortgage Revenue

SRF – State Revolving Fund

SSA – Special Services Area

USD – Unified School District

XLCA – XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - National Portfolio

July 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$950,737,521	$70,903,207	$1,021,640,728

Total Investments in Securities	—	950,737,521	70,903,207	1,021,640,728
Other Financial Instruments* :
Assets:
Interest Rate Swaps	—	728,853	—	728,853
Liabilities	—	—	—	—

Total^	$—	$951,466,374	$70,903,207	$1,022,369,581

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Interest Rate Swaps	Total
Balance as of 10/31/12	$84,457,509	$915,960	$85,373,469
Accrued discounts/(premiums)	(4,266)	—	(4,266)
Realized gain (loss)	39,608	—	39,608
Change in unrealized appreciation/depreciation	(3,218,762)	—	(3,218,762)
Purchases	6,383,303	—	6,383,303
Sales	(17,365,591)	—	(17,365,591)
Transfers in to Level 3	611,406	—	611,406
Transfers out of Level 3	—	(915,960)	(915,960)

Balance as of 7/31/13+	$70,903,207	$—	$70,903,207

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/13	$(2,542,667)	$—	$(2,542,667)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at July 31, 2013:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$70,903,207	Third Party Vendor	Evaluated Quotes	$0.00 - $119.84/$97.02

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund - High Income Municipal Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 112.0%
Long-Term Municipal Bonds – 112.0%
Alabama – 0.8%
Cullman Cnty AL Hlth Care Auth (Cullman Regl Med Ctr)
Series 2009A
6.25%, 2/01/23	$1,000	$1,037,990
7.00%, 2/01/36	3,130	3,253,792
Jefferson Cnty AL LT Sch Wts
Series 2004A
4.75%, 1/01/25	530	496,281
Selma AL IDB (International Paper Co.)
Series 2010A
5.80%, 5/01/34	4,615	4,796,877

		9,584,940

Alaska – 0.4%
Koyukuk AK Hlth Care Fac (Tanana Chiefs Conference)
7.75%, 10/01/41	4,550	4,886,564

Arizona – 3.2%
Arizona Hlth Fac Auth (Beatitudes Campus)
5.10%, 10/01/22	3,300	3,029,532
5.20%, 10/01/37	6,150	5,136,111
Downtown Phoenix Hotel Corp. AZ
FGIC Series 2005A
5.00%, 7/01/40	6,930	6,482,807
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog)
8.00%, 5/01/25	4,900	5,965,897
Phoenix AZ IDA (Great Hearts Academies)
6.30%, 7/01/42	1,000	1,011,700
Pima Cnty AZ IDA (American Charter Sch Fdntn)
Series 2007A
5.50%, 7/01/26	2,105	1,987,773
5.625%, 7/01/38	3,825	3,276,571
Quechan Indian Tribe
Series 2012A
9.75%, 5/01/25	2,400	2,509,632
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	8,805	8,410,888
Tempe AZ IDA (Friendship Village of Tempe)
Series 2012A
6.25%, 12/01/42-12/01/46	3,000	3,056,115

		40,867,026

California – 14.5%
Assn Bay Area Govt CA Non-Prof (Episcopal Senior Communities)
5.00%, 7/01/47	2,965	2,708,528

	Principal Amount (000)	U.S. $ Value
6.125%, 7/01/41	$2,400	$2,543,856
Bay Area Toll Auth CA
Series 2010 3694
5.00%, 4/01/25(a)	7,570	8,454,630
California Ed Fac Auth (California Clg of Arts)
5.00%, 6/01/30	1,140	1,104,614
California Ed Fac Auth (Univ of The Pacific)
Series 2012A
5.00%, 11/01/42	1,300	1,306,877
California Mun Fin Auth (Azusa Pacific University)
Series 2011B
7.75%, 4/01/31	3,255	3,568,815
California Mun Fin Auth (Emerson College)
6.00%, 1/01/42	1,000	1,053,160
California Mun Fin Auth (Goodwill Industries, Inc.)
Series 2012A
6.625%, 1/01/32	1,000	1,034,050
6.875%, 1/01/42	3,500	3,617,985
California Mun Fin Auth (Partnerships Uplift Cmnty Proj)
5.30%, 8/01/47	1,675	1,516,947
California Mun Fin Auth (Rocketship Seven-Alma Academy)
6.25%, 6/01/43	3,340	3,043,174
California Mun Fin Auth (UTS Bioenergy LLC)
7.50%, 12/01/32	3,795	3,824,715
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 11/21/45(b)	26,200	22,087,124
California St Sch Fin Auth Edu (Tri Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47	9,250	9,369,972
California Statewide CDA (Amino Inglewood CA High Sch)
Series 2011A
7.25%, 8/01/41	2,000	2,196,700
California Statewide CDA (Eskaton Properties, Inc.)
5.25%, 11/15/34	3,470	3,447,723
California Statewide CDA (Front Porch Communities)
5.125%, 4/01/37(b)	3,300	3,103,848
California Statewide CDA (Kaiser Permanente)
Series 2012P
5.00%, 4/01/42	5,000	4,954,550
California Statewide CDA (Rocketship Four-Mosiac Elementary)
Series 2011A
8.50%, 12/01/41	4,000	4,370,640

	Principal Amount (000)	U.S. $ Value
California Statewide CDA (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	$4,050	$4,322,970
California Statewide CDA (The Terraces at San Joaquin Gardens)
5.625%, 10/01/32	1,000	977,570
6.00%, 10/01/42-10/01/47	2,000	1,993,270
California Statewide CDA (Thomas Jefferson Sch Law)
Series 2008A
7.25%, 10/01/38(b)	4,650	4,567,137
Golden St Tobacco Securitization CA
Series 2007A-1
5.125%, 6/01/47	12,390	8,790,333
Los Angeles CA Dept Wtr Pwr
5.00%, 7/01/31(a)	9,000	9,600,750
Los Angeles CA Regl Arpts Impt Corp. (American Airlines, Inc.)
Series 2002C
7.50%, 12/01/24	4,625	4,606,870
Los Angeles CA USD GO
Series 2010KRY
5.25%, 7/01/25(a)	1,000	1,113,630
Norco CA Redev Agy (Norco CA Redev Agy Proj #1)
Series 2010
6.00%, 3/01/36	450	485,685
Oakland CA USD GO
Series 2012A
5.50%, 8/01/32	1,500	1,453,635
Poway CA USD CFD #6
5.00%, 9/01/33-9/01/36	1,300	1,264,592
Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas)
Series 2010A
6.00%, 9/01/30	1,235	1,350,794
San Buenaventura CA Hosp (Community Memorial Hlth System)
7.50%, 12/01/41	4,500	5,087,655
San Francisco City/Cnty CA COP
Series 2009A
5.00%, 4/01/29(c)	3,115	3,199,666
San Jose CA Arpt
AMBAC Series 2007A
5.00%, 3/01/37	9,745	9,203,470
Southern CA Logistics Arpt Auth Proj
XLCA
5.00%, 12/01/36	3,600	2,744,064
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
5.25%, 7/01/27(a)	9,960	11,103,408
Tobacco Securitization Auth Southern CA
Series 2006A1-SNR
5.125%, 6/01/46	10,800	8,175,384
Univ of California CA Revenues
5.00%, 5/15/33(a)	9,000	9,512,730

	Principal Amount (000)	U.S. $ Value
Upland CA Cmnty Redev Agy (Upland CA Cmnty Fac Dist Spl Tax)
5.00%, 9/01/34	$1,000	$965,850
Vernon CA Elec Sys
Series 2012A
5.50%, 8/01/41	1,400	1,401,960
West Contra Costa CA Hlth Dist
6.25%, 7/01/42	5,900	6,300,964
Yucaipa CA CFD #98-1
5.375%, 9/01/30	1,700	1,740,715

		183,271,010

Colorado – 1.8%
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.00%, 12/01/42	2,690	2,558,863
E-470 Pub Hwy Auth CO
Series 2010C
5.25%, 9/01/25	600	624,396
5.375%, 9/01/26	3,800	3,955,002
Fitzsimons Vlg Met Dist #1 CO
Series 2010A
7.50%, 3/01/40	1,500	1,533,330
Park Creek Met Dist CO
5.50%, 12/01/37	2,300	2,394,530
Plaza Met District #1 CO
5.00%, 12/01/40	1,000	929,660
Regional Trnsp Dist CO (Denver Transit Partners)
6.00%, 1/15/41	5,810	6,379,089
Tallyns Reach CO Met Dist #3 Limited Tax GO
5.00%, 12/01/33	505	448,273
5.125%, 11/01/38	1,035	906,981
Three Springs Metro District #3 CO
Series 2010
7.75%, 12/01/39	2,550	2,600,796

		22,330,920

Delaware – 0.1%
Delaware EDA (Newark Charter School)
5.00%, 9/01/42	1,075	1,025,873

District of Columbia – 2.5%
District of Columbia (American Society of Hematology)
5.00%, 7/01/36-7/01/42	8,600	8,515,402
District of Columbia (Center for Strategic and Intl Studies DC)
6.625%, 3/01/41	1,850	1,887,888
District of Columbia (Friendship Pub Charter Sch)
5.00%, 6/01/42	2,660	2,401,235
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	4,205	4,571,802
District of Columbia Pers Income Tax

	Principal Amount (000)	U.S. $ Value
5.00%, 12/30/99(a)	$10,000	$10,701,400
KIPP DC
6.00%, 7/01/48(d)	2,900	2,967,164

		31,044,891

Florida – 5.9%
Alachua Cnty FL Hlth Fac Auth (Oak Hammock at The Univ of Florida)
Series 2012A
8.00%, 10/01/42-10/01/46	4,065	4,587,014
Alachua Cnty FL Hlth Fac Auth (Terraces at Bonita Springs)
8.125%, 11/15/46	5,000	5,456,250
Atlantic Beach FL Hlth Care Fac (Fleet Landing Proj)
Series 2013A
5.00%, 11/15/37	5,235	4,993,981
Capital Trust Agy FL (Million Air One)
7.75%, 1/01/41	9,080	9,590,750
Lakeland FL ED Fac (Florida Southern College)
Series 2012
5.00%, 9/01/30-9/01/42	2,500	2,390,190
Lee Cnty FL IDA (Shell Point/alliance Oblig Group)
5.00%, 11/15/22-11/15/32	2,600	2,633,484
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 2011A
5.00%, 10/01/27	5,000	5,149,850
Martin Cnty FL Hlth Fac Auth (Martin Mem Med Ctr)
5.50%, 11/15/32-11/15/42	9,050	8,989,006
Martin Cnty FL IDA (Indiantown Cogen LP Proj)
4.20%, 12/15/25	6,710	5,879,637
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
5.00%, 11/15/29	4,365	4,223,007
6.75%, 11/15/21	2,745	2,865,176
Mid-Bay Brdg Auth FL
Series 2011A
7.25%, 10/01/40	4,000	4,816,400
Palm Beach Cnty FL (Sinai Residences of Boca Raton)
Zero Coupon, 6/01/16(b)	1,000	1,000,000
2.00%, 6/01/16	2,450	2,451,249
Palm Beach Cnty FL Hlth Fac Auth (Waterford Retirement Communities)
5.875%, 11/15/37	4,250	4,299,937
St. John’s Cnty FL IDA (Presbyterian Retirement Svc)
Series 2010A
5.875%, 8/01/40	4,000	4,081,400
Volusia Cnty FL Ed Fac Auth (Embry-Riddle Aeronautical Univ)
RADIAN Series 2005

	Principal Amount (000)	U.S. $ Value
5.00%, 10/15/35	$1,840	$1,848,979

		75,256,310

Georgia – 1.4%
De Kalb Cnty GA Hosp Auth (De Kalb Medical Center)
6.00%, 9/01/30	1,000	1,059,520
6.125%, 9/01/40	6,100	6,360,470
Metro Atlanta Rapid Tran Auth GA
AGM
5.00%, 7/01/29(a)	10,220	10,832,178

		18,252,168

Guam – 0.2%
Guam COP
Series 2010A
6.875%, 12/01/40	910	924,232
Guam GO
Series 2009A
7.00%, 11/15/39	1,000	1,060,120

		1,984,352

Idaho – 0.3%
Idaho Hsg & Fin Assn (Battelle Energy Alliance LLC TDF Proj)
Series 2010A
7.00%, 2/01/36	4,000	4,410,640

Illinois – 6.6%
Chicago IL GO
AGM Series 2010 3694
5.00%, 1/01/29(a)	3,000	3,021,090
Chicago IL HFA MFHR (Goldblatts Supportive Living Project)
6.375%, 12/01/52	7,950	7,048,708
Chicago IL Recovery Zone (BP PLC)
6.125%, 12/01/18	2,795	3,001,439
Chicago IL Tax Increment (Metramarket Chicago Proj)
Series 2010A
6.87%, 2/15/24	1,156	1,210,974
Chicago IL Transit Authority Sales Tax
5.25%, 12/01/31	5,000	5,218,750
Illinois Finance Auth
Series 2010B
6.00%, 5/01/20 (Pre-refunded/ETM)	2,025	2,467,564
Illinois Finance Auth (Greenfields of Geneva)
Series 2010A
8.25%, 2/15/46	1,950	1,972,366
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/19	2,980	2,990,817
Illinois Finance Auth (Lake Forest College)
Series 2012A
6.00%, 10/01/48	1,300	1,319,071

	Principal Amount (000)	U.S. $ Value
Illinois Finance Auth (Lutheran Senior Svcs)
5.625%, 5/15/42	$7,525	$6,937,297
5.75%, 5/15/46	4,740	4,404,503
Illinois Finance Auth (OSF Healthcare Sys)
Series 2010A
6.00%, 5/15/39	5,785	6,199,380
Illinois Finance Auth (Park Place of Elmhurst)
Series 2010A
8.125%, 5/15/40	1,250	1,186,688
8.25%, 5/15/45	2,775	2,657,673
Illinois Finance Auth (Swedish Covenant Hospital)
Series 2010A
6.00%, 8/15/38	3,360	3,589,421
Illinois Finance Auth (The Landing at Plymouth Place)
6.00%, 5/15/37(e)	5,750	5,016,127
6.00%, 5/15/43	7,500	6,441,675
Illinois Finance Auth (Uno Charter Sch Network, Inc.)
6.875%, 10/01/31	3,500	3,909,990
Series 2011A
7.125%, 10/01/41	2,500	2,816,350
Illinois GO
5.25%, 7/01/30	4,900	4,941,160
5.50%, 7/01/38	3,500	3,558,625
Matteson IL GO
8.00%, 12/01/29(f)	5,000	3,879,300

		83,788,968

Indiana – 3.5%
Indiana Finance Auth (Community Health Network)
Series 2012A
5.00%, 5/01/42	6,235	5,977,806
Indiana Finance Auth (Kings Daughters Hospital)
5.50%, 8/15/40	6,000	5,693,100
Indiana Finance Auth (Marquette Manor)
4.75%, 3/01/32	5,535	5,031,536
Indiana St Fin Auth (East End Crossing Proj)
5.00%, 7/01/44-7/01/48	16,000	14,304,820
Indianapolis IN Loc Bond Bank (Marion Cnty IN Cap Impt Brd)
Series 2011K
5.00%, 6/01/27	1,800	1,906,128
Knox Cnty IN Econ Dev (Good Samaritan Hospital)
Series 2012A
5.00%, 4/01/37-4/01/42	11,740	11,070,318

		43,983,708

	Principal Amount (000)	U.S. $ Value
Iowa – 0.7%
Iowa Finance Auth (Alcoa, Inc.)
4.75%, 8/01/42	$3,100	$2,519,742
Tobacco Settlement Auth IA
Series 2005C
5.625%, 6/01/46	8,500	6,795,495

		9,315,237

Kansas – 0.4%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	7,570	5,052,748

Kentucky – 1.6%
Kentucky Econ Dev Fin Auth (Baptist Healthcare Sys)
5.25%, 8/15/46	2,000	2,005,160
Kentucky Econ Dev Fin Auth (Masonic Homes of Kentucky)
5.375%, 11/15/42	7,765	7,059,006
5.50%, 11/15/45	2,350	2,127,432
Kentucky Econ Dev Fin Auth (Owensboro Med Hlth Sys)
Series 2010A
6.00%, 6/01/30	3,540	3,682,060
6.375%, 6/01/40	2,900	3,091,632
Louisville & Jefferson Cnty KY (Norton Healthcare)
5.25%, 10/01/36	2,000	2,008,100

		19,973,390

Louisiana – 1.9%
Jefferson Parish LA Hosp Svc Dist #2 (East Jefferson General Hospital)
6.375%, 7/01/41	4,360	4,609,654
Louisiana Gas and Fuels Tax
5.00%, 5/01/16 (Pre-refunded/ETM)(a)	10,000	11,190,500
Louisiana Loc Govt Envrn Fac & CDA (Woman’s Hospital Foundation)
Series 2010A
5.625%, 10/01/30	1,200	1,286,280
5.875%, 10/01/40	4,200	4,486,146
6.00%, 10/01/44	1,740	1,860,721

		23,433,301

Maine – 0.3%
Maine Hlth & Hgr Ed Fac Auth (Mainegeneral Medical Center)
6.75%, 7/01/41	3,000	3,378,810

Maryland – 0.1%
Anne Arundel Cnty MD Spl Oblig (National Business Park North)
6.10%, 7/01/40	1,000	1,045,110

	Principal Amount (000)	U.S. $ Value
Massachusetts – 3.0%
Massachusetts Dev Fin Agy (Covanta Energy Corp.)
5.25%, 11/01/42	$1,950	$1,720,173
Massachusetts Dev Fin Agy (Merrimack College)
Series 2012A
5.25%, 7/01/42	7,975	7,709,991
Massachusetts Dev Fin Agy (North Hill Communities)
Series 2013A
6.25%, 11/15/33	2,000	1,950,440
6.50%, 11/15/43	3,750	3,667,050
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2012A
5.00%, 8/15/23(a)	10,000	11,674,700
Series 2012B
5.00%, 8/15/30(a)	10,000	10,720,100

		37,442,454

Michigan – 3.8%
Detroit MI City SD GO
Series 2012A
5.00%, 5/01/30-5/01/31	4,015	4,134,317
Detroit MI Swr Disp
Series 2012A
5.25%, 7/01/39	7,100	6,482,087
Detroit MI Wtr Supply Sys
Series 2011A
5.25%, 7/01/41	1,500	1,369,185
Series 2011C
5.25%, 7/01/27	5,000	4,778,450
Michigan Hosp Fin Auth (Henry Ford Hlth Sys)
Series 2006A
5.25%, 11/15/46	1,000	951,690
Michigan Hosp Fin Auth (Presbyterian Villages of Michigan)
5.50%, 11/15/35	1,750	1,564,202
Michigan Strategic Fund (Detroit Renewable Pwr Proj)
8.50%, 12/01/30(b)	11,225	10,650,168
Michigan Strategic Fund (Evangelical Homes of Michigan Hall)
5.50%, 6/01/47	1,750	1,522,185
Tobacco Settlement Fin Corp. MI
Series 2007A
6.00%, 6/01/48	14,360	11,560,087
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
NPFGC-RE
5.00%, 12/01/27	4,630	4,743,481

		47,755,852

	Principal Amount (000)	U.S. $ Value
Minnesota – 0.9%
Cottage Grove MN Sr Hsg (PHS Cottage Grove, Inc.)
Series 2006B
6.00%, 12/01/46	$1,755	$1,700,806
Duluth MN EDA (St Lukes Hlth Sys)
5.75%, 6/15/32	2,170	2,172,799
6.00%, 6/15/39	4,000	4,051,720
St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs)
Series 2009
5.75%, 7/01/39	3,000	3,148,050

		11,073,375

Missouri – 0.3%
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs)
5.50%, 2/01/42	1,520	1,509,178
6.00%, 2/01/41	1,750	1,813,962

		3,323,140

Nebraska – 1.1%
Central Plains Energy Proj Gas (Goldman Sachs Group, Inc.(The))
5.00%, 9/01/42	11,675	11,108,295
Central Plains Energy Proj Gas (Goldman Sachs Group, Inc.(the))
5.25%, 9/01/37	2,500	2,499,900

		13,608,195

Nevada – 0.6%
Reno NV Hosp (Renown Regl Med Ctr)
Series 2007A
5.25%, 6/01/41	7,870	7,667,269

New Hampshire – 0.3%
New Hampshire Hlth & Ed Fac Auth (Southern New Hampshire Univ.)
5.00%, 1/01/42	4,585	4,383,994

New Jersey – 4.0%
Burlington Cnty NJ Brdg Commn (The Evergreens)
5.625%, 1/01/38	3,500	3,203,235
New Jersey EDA (Continental Airlines)
7.00%, 11/15/30	5,455	5,439,835
Series 1999
4.875%, 9/15/19	2,000	1,971,880
New Jersey EDA (Umm Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	7,515	7,051,249
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital)
5.00%, 7/01/25	5,240	5,340,818

	Principal Amount (000)	U.S. $ Value
New Jersey Hlth Care Fac Fin Auth (St Joseph Health Sys)
6.625%, 7/01/38	$1,500	$1,588,755
New Jersey Hlth Care Fac Fin Auth (Trinitas Regional Medical Center)
Series 2007A
5.25%, 7/01/30	2,000	2,000,600
Tobacco Settlement Fin Corp. NJ
Series 2007 1A
4.75%, 6/01/34	3,000	2,174,580
5.00%, 6/01/41	29,490	21,791,046

		50,561,998

New Mexico – 0.5%
New Mexico Hosp Equip Loan Coun (Gerald Champion Regl Med Ctr)
5.50%, 7/01/42	8,155	6,933,218

New York – 9.3%
Build NYC Resource Corp. (YMCA of Grtr New York)
5.00%, 8/01/42	1,700	1,674,398
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/25	2,500	2,703,850
Series 2013C
5.00%, 11/15/42	200	199,984
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 12/30/99(a)	10,740	11,296,439
Nassau Cnty NY IDA (Amsterdam at Harborside)
Series 2007A
5.875%, 1/01/18	1,820	1,213,922
6.50%, 1/01/27	1,865	1,066,482
6.70%, 1/01/43	2,190	1,195,521
Nassau Cnty NY Local Econ Asst Corp. (Winthrop Univ Hlth)
5.00%, 7/01/37	4,700	4,578,270
New York City NY Transitional
5.00%, 2/01/32(a)	8,640	9,162,461
New York NY GO
5.00%, 10/01/28(a)	9,500	10,236,915
5.125%, 12/01/27(a)	7,340	8,080,165
New York NY IDA (American Airlines, Inc.)
7.75%, 8/01/31	2,000	2,220,620
8.00%, 8/01/28	5,550	6,225,546
Series 2005
7.50%, 8/01/16	775	807,372
New York NY Transitional Fin Auth
5.00%, 2/01/26(a)	10,000	11,029,100
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2012A
5.00%, 12/15/29-12/15/30(a)	21,120	22,643,469

	Principal Amount (000)	U.S. $ Value
New York St Liberty Dev Corp. (7 World Trade Ctr Proj)
5.00%, 3/15/44	$1,900	$1,757,329
Newburgh NY GO
Series 2012A
5.25%, 6/15/27	1,010	976,155
5.625%, 6/15/34	1,235	1,190,145
Niagara NY Dev Corp. (Covanta Energy Corp.)
5.25%, 11/01/42	8,250	7,328,640
Orange Cnty NY Funding Corp. (The Hamlet at Wallkill)
6.50%, 1/01/46	6,375	5,568,116
Port Authority of NY & NJ (Delta Airlines, Inc.)
6.00%, 12/01/42	2,285	2,516,082
Suffolk Cnty NY IDA (New York Institute of Technology)
5.00%, 3/01/26	50	50,419
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
5.25%, 9/15/16	1,250	1,032,800
6.00%, 9/15/27	2,000	1,334,960
Series A
6.00%, 9/15/37	3,000	1,971,510

		118,060,670

North Carolina – 0.5%
North Carolina Med Care Comm (Galloway Ridge at Fearrington)
6.00%, 1/01/39	1,020	1,024,233
North Carolina Med Care Comm (Pennybyrn at Maryfield)
Series A
6.125%, 10/01/35	6,350	5,761,419

		6,785,652

Ohio – 4.8%
Buckeye OH Tobacco Settlement Fin Auth
Series 2007A-2
5.875%, 6/01/47	22,130	16,662,784
Cleveland OH Arpt Sys
Series 2012A
5.00%, 1/01/29-1/01/30	9,000	9,067,290
Erie Cnty OH Hosp (Firelands Regional Med Ctr)
5.25%, 8/15/46	3,710	3,641,439
Series 2006A
5.00%, 8/15/36	1,290	1,245,508
Franklin Cnty OH Hlth Care Fac (First Community Village)
5.625%, 7/01/47	11,835	10,083,183
Gallia Cnty OH Hosp (Holzer Health Sys)
Series 2012A
8.00%, 7/01/42	5,000	5,391,950
Hamilton Cnty OH Hlth Care (Life Enriching Communities)

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/42	$1,000	$933,940
Muskingum Cnty OH Hosp Fac (Genesis Hlth Sys)
5.00%, 2/15/44-2/15/48	9,000	7,661,790
Pinnacle Cmnty Infra Fin Auth (Pinnacle Club of Grove City)
Series 2004A
6.00%, 12/01/22	1,192	1,182,667
6.25%, 12/01/36	3,500	3,358,810
S Estrn OH Port Auth Hosp Facs (Memorial Health Sys)
6.00%, 12/01/42	1,700	1,740,035

		60,969,396

Oklahoma – 0.8%
Oklahoma Dev Fin Auth (Inverness Village)
5.75%, 1/01/27	2,930	2,865,628
Tulsa OK Mun Aprt Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35	8,700	7,794,504

		10,660,132

Oregon – 0.7%
Oregon Dept of Admin Svcs (Oregon Lottery)
Series 2011A
5.25%, 4/01/25(a)	7,310	8,405,696

Pennsylvania – 4.6%
Allegheny Cnty PA Hgr Ed Bldg Auth (Chatham Univ)
Series 2012A
5.00%, 9/01/35	1,700	1,619,165
Allegheny Cnty PA IDA (United States Steel Corp.)
6.75%, 11/01/24	2,875	3,104,770
Clairton PA Muni Auth
Series 2012B
5.00%, 12/01/37-12/01/42	8,525	7,831,709
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
5.25%, 1/01/32-1/01/41	2,650	2,457,151
6.125%, 1/01/45	4,170	4,306,568
Montgomery Cnty PA IDA (Philadelphia Presbyterian Homes, Inc.)
6.50%, 12/01/25	4,000	4,464,600
Norristown PA Area SD COP
5.00%, 4/01/32	3,900	3,816,423
North Eastern PA Hosp & ED Auth (Wilkes Univ)
Series 2012A
5.25%, 3/01/42	2,135	2,091,595
Pennsylvania Econ Dev Fin Auth (Amtrak)
Series 2012A
5.00%, 11/01/41	8,620	8,254,943

	Principal Amount (000)	U.S. $ Value
Pennsylvania St
5.00%, 11/15/29(a)	$10,000	$10,874,500
Philadelphia Hosp & Hgr Ed Fac Auth (Temple Univ Hlth Sys)
Series 2012A
5.625%, 7/01/42	4,730	4,137,851
Philadelphia PA Arpt (Philadelphia Intl Airport)
Series 2011A
5.00%, 6/15/25	5,000	5,193,900

		58,153,175

Puerto Rico – 2.8%
Puerto Rico Elec Pwr Auth
Series 2010ZZ
5.25%, 7/01/23-7/01/25	5,455	5,204,615
Series 2012A
5.00%, 7/01/42	2,740	2,148,078
Puerto Rico GO
Series 2009C
6.00%, 7/01/39	4,000	3,630,880
Series 2012A
5.00%, 7/01/41	11,460	8,791,424
5.50%, 7/01/39	12,815	10,679,252
Puerto Rico Ind Med & Envrn Poll Ctl Fac (Ana G Mendez University Sys)
5.375%, 4/01/42	1,665	1,408,490
Puerto Rico Pub Fin Corp.
Series 2011B
6.00%, 8/01/26	1,620	1,574,510
Puerto Rico Sales Tax Fin Corp.
Series 2011A
5.25%, 8/01/43	3,000	2,625,810

		36,063,059

Rhode Island – 0.4%
Rhode Island Hlth & Ed Bldg Corp. (Tockwotton Home)
8.375%, 1/01/46	4,500	5,079,780

South Carolina – 0.8%
South Carolina St Public Svc Auth
AMBAC Series 2007A
5.00%, 1/01/32(a)	10,000	10,321,500

South Dakota – 0.1%
Sioux Falls SD Hlth Fac (Dow Rummel Village)
5.00%, 11/15/26	1,020	949,538

Tennessee – 0.6%
Shelby Cnty TN Hlth ED & Hsg Fac Brd (The Village of Germantown)
5.00%, 12/01/32	2,200	1,952,456
5.25%, 12/01/42	4,100	3,576,266
5.375%, 12/01/47	1,700	1,482,060

		7,010,782

	Principal Amount (000)	U.S. $ Value
Texas – 9.4%
Austin TX Convention Ctr Enterprise
Series 2006B
6.00%, 1/01/20(b)	$1,195	$1,262,924
Brazos River TX Hbr Nav Dist (Dow Chemical Co.)
Series 2008A
5.95%, 5/15/33	5,000	5,234,700
Central TX Regl Mobility Auth
6.00%, 1/01/41	5,600	5,971,280
Clifton TX Hgr ED Fac Auth (Idea Public Schools)
5.00%, 8/15/32	4,000	3,908,720
Clifton TX Hgr Ed Fac Auth (Idea Public Schools)
5.00%, 8/15/42	2,470	2,271,807
5.75%, 8/15/41	1,000	1,028,440
Grand Parkway Trnsp Corp. TX
Series 2013B
5.00%, 4/01/53(d)	10,000	9,664,900
Gregg Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys)
Series 2012C
5.00%, 7/01/42	2,855	2,761,670
Harrison Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys)
5.25%, 7/01/28	3,800	3,688,964
Houston TX Arpt Sys
Series 2012A
5.00%, 7/01/32	1,815	1,756,702
Houston TX Util Sys
Series 2011D
5.00%, 11/15/28(a)	9,600	10,347,456
Love Field Arpt Modernization Corp. TX (Southwest Airlines Co.)
5.00%, 11/01/28	900	868,293
5.25%, 11/01/40	3,500	3,420,375
North Texas Ed Fin Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	9,860	9,029,788
Red River TX Hlth Facs Dev Corp. (Wichita Falls Retirement Fndtn)
5.125%, 1/01/41	4,360	3,849,706
Sanger TX Indl Dev (German Pellets Gmbh)
Series 2012B
8.00%, 7/01/38	12,800	12,846,848
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.25%, 11/15/16	750	772,905
5.50%, 11/15/22	4,000	4,043,640
Tarrant Cnty TX Cult Ed Fac Fin Corp. (MRC Crestview Proj)
8.125%, 11/15/44	3,000	3,192,930
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Stayton at Museum Way)
Series 2009A

	Principal Amount (000)	U.S. $ Value
8.00%, 11/15/28	$2,000	$2,157,660
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	7,450	8,473,183
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	6,450	7,236,771
Travis Cnty TX Cult ED Fac Fin Corp. (Wayside Schools)
Series 2012A
5.00%, 8/15/27	500	457,905
5.25%, 8/15/42	2,375	2,019,486
Travis Cnty TX Hlth Fac (Longhorn Village)
Series A
7.00%, 1/01/32	8,000	7,893,600
Tyler TX Hlth Fac Dev Corp. (East Texas Medical Center)
5.375%, 11/01/37	1,500	1,518,840
Viridian Mun Mgmt Dist TX
9.00%, 12/01/37	3,000	3,256,920

		118,936,413

Utah – 1.0%
Timber Lakes UT Wtr Spl Svc Dist
8.125%, 6/15/31	3,905	4,144,845
Utah St Charter Sch Fin Auth (Early Light Academy)
8.50%, 7/15/46	2,000	2,214,760
Utah St Charter Sch Fin Auth (Hawthorn Academy)
8.25%, 7/15/46	2,000	2,164,880
Utah St Charter Sch Fin Auth (North Star Academy)
Series 2010A
7.00%, 7/15/45	1,840	1,971,173
Utah St Charter Sch Fin Auth (Vista at Entrada Sch of Performing Arts)
6.30%, 7/15/32	850	851,683
6.55%, 7/15/42	1,890	1,894,971

		13,242,312

Vermont – 0.2%
Vermont EDA (Wake Robin Corp. Proj)
5.40%, 5/01/33	3,100	3,011,805

Virginia – 6.6%
Chesapeake Trnsp Sys Toll Road (Chesapeake VA Toll Road)
Series 2012A
5.00%, 7/15/47	4,600	4,075,002
Chesterfield Cnty VA EDA (Brandermill Woods)
5.125%, 1/01/43	1,970	1,752,926
Fairfax Cnty VA EDA (Vinson Hall)
Series 2013A

	Principal Amount (000)	U.S. $ Value
5.00%, 12/01/42-12/01/47	$6,520	$5,762,767
Hanover Cnty VA EDA (Covenant Woods)
Series 2012A
5.00%, 7/01/42-7/01/47	5,970	5,034,102
Mosaic Dist VA CDA
Series 2011A
6.875%, 3/01/36	2,915	3,228,800
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47	23,310	16,014,203
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
5.00%, 2/01/24(a)	9,200	10,451,752
Virginia Commonwealth Transp Brd Tr
5.00%, 5/15/26(a)	8,275	9,131,132
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj)
5.00%, 1/01/40	15,975	13,682,747
Virginia Small Business Fin Auth (Elizabeth River Crossing LLC)
5.50%, 1/01/42	15,020	13,943,066

		83,076,497

Washington – 7.1%
Seattle WA Mun Light & Pwr
5.00%, 2/01/26(a)	7,500	8,277,075
Washington St GO
5.00%, 7/01/24-7/01/25(a)	15,000	16,878,450
Washington St HFC (Mirabella Proj)
6.75%, 10/01/47	16,850	16,870,725
Washington St HFC (Riverview Retirement Community)
5.00%, 1/01/48	5,315	4,510,947
Washington St HFC (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	12,500	10,946,073
Washington St Hgr Ed Fac Auth (Whitworth Univ)
5.25%, 10/01/46	3,250	3,145,707
Washington ST Hlth Care Facs Auth (Kadlec Regl Med Ctr)
5.00%, 12/01/42	9,390	8,264,515
Washington ST Hlth Care Facs Auth (Multicare Hlth Sys)
Series 2012A
5.00%, 8/15/44	9,000	8,846,640
Washington ST Hlth Care Facs Auth (Providence Health)
Series 2012A
5.00%, 10/01/42	11,850	11,617,503

		89,357,635

	Principal Amount (000)	U.S. $ Value
West Virginia – 0.2%
West Virginia Hosp Fin Auth (Thomas Health Sys)
6.50%, 10/01/38	$2,445	$2,397,274

Wisconsin – 1.4%
Oneida Tribe of Indians WS Retail Sales
6.50%, 2/01/31(b)	435	457,320
Univ of Wisconsin Hosp & Clinic Auth
Series 2013A
5.00%, 4/01/38	16,485	16,028,695
Wisconsin Hlth & Ed Fac Auth (Wheaton Franciscan Hlthcare Sys)
5.25%, 8/15/24	1,490	1,534,030

		18,020,045

Total Municipal Obligations (cost $1,459,196,848)		1,416,136,822

	Notional Amount (000)
OPTIONS PURCHASED - PUTS – 1.4%
Swaptions – 1.4%
IRS USD RTP Swaption 3 Month USD - LIBOR
Expiration: Feb 2014, Exercise Rate: 3.165% (g)	28,500	3,436,659
IRS USD RTP Swaption 3 Month USD - LIBOR
Expiration: May 2014, Exercise Rate: 3.162% (g)	32,500	4,290,766
IRS USD RTP Swaption 3 Month USD - LIBOR
Expiration: Jul 2014, Exercise Rate: 3.11% (g)	33,000	4,948,237
IRS USD RTP Swaption 3 Month USD - LIBOR
Expiration: Aug 2014, Exercise Rate: 3.85% (g)	32,000	2,142,397
IRS USD RTP Swaption 3 Month USD - LIBOR
Expiration: Sep 2014, Exercise Rate: 3.847% (g)	32,000	2,270,378

Total Options Purchased (premiums paid $11,485,694)		17,088,437

	Shares
SHORT-TERM INVESTMENTS – 0.0%
Investment Companies – 0.0%
AllianceBerstein Fixed-Income Shares Inc. - Government STIF Portfolio, 0.09%(h) (cost $617,122)	617,122	617,122

U.S. $ Value
Total Investments – 113.4% (cost $1,471,299,664)(i)	$1,433,842,381
Other assets less liabilities – (13.4)%	(169,163,273)

Net Assets – 100.0%	$1,264,679,108

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$15,000	12/02/24	3.013%		SIFMA *	$(995,610)
JPMorgan Chase Bank, NA	8,500	7/09/25	SIFMA	*	3.167%	633,361
Morgan Stanley Capital Services LLC	2,500	3/17/22	SIFMA	*	3.073%	223,771
Morgan Stanley Capital Services LLC	3,000	6/11/22	SIFMA	*	2.965%	239,414

						$100,936

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate market value of these securities amounted to $43,128,521 or 3.4% of net assets.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $785,793.
(d)	When-Issued or delayed delivery security.
(e)	Illiquid security.
(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)	Non-income producing security.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of July 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $37,942,892 and gross unrealized depreciation of investments was $(75,400,175), resulting in net unrealized depreciation of $(37,457,283).

As of July 31, 2013, the Fund held 4.3% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDA – Community Development Authority

CFD – Community Facilities District

COP – Certificate of Participation

EDA – Economic Development Agency

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HFA – Housing Finance Authority

HFC – Housing Finance Corporation

IDA – Industrial Development Authority/Agency

IDB – Industrial Development Board

LIBOR – London Interbank Offered Rates

MFHR – Multi-Family Housing Revenue

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company

RADIAN – Radian Asset Assurance Inc.

RTP – Real Time Pricing

SD – School District

USD – Unified School District

XLCA – XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - High Income Municipal Portfolio

July 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,089,879,388	$326,257,434	$1,416,136,822
Options Purchased - Puts	—	17,088,437	—	17,088,437
Short-Term Investments	617,122	—	—	617,122

Total Investments in Securities	617,122	1,106,967,825	326,257,434	1,433,842,381
Other Financial Instruments* :
Assets:
Interest Rate Swaps	—	1,096,546	—	1,096,546
Liabilities:
Interest Rate Swaps	—	(995,610)	—	(995,610)

Total^	$617,122	$1,107,068,761	$326,257,434	$1,433,943,317

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Interest Rate Swaps	Total
Balance as of 10/31/12	$276,264,249	$(24,042)	$276,240,207
Accrued discounts/(premiums)	91,553	—	91,553
Realized gain (loss)	1,646,268	—	1,646,268
Change in unrealized appreciation/depreciation	(22,604,467)	—	(22,604,467)
Purchases	106,094,152	—	106,094,152
Sales	(32,584,001)	—	(32,584,001)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	(2,650,320)	24,042	(2,626,278)

Balance as of 7/31/13+	$326,257,434	$—	$326,257,434

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/13	$(20,306,095)	$—	$(20,306,095)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at July 31, 2013:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$326,257,434	Third Party Vendor	Evaluated Quotes	$54.59 - $113.19/$96.55

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund - California Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 101.5%
Long-Term Municipal Bonds – 101.5%
California – 94.4%
Acalanes CA UHSD GO
AGM Series 2005B
5.25%, 8/01/24	$5,000	$5,436,050
Alameda Corridor Trnsp Auth CA
AGM Series 2013A
5.00%, 10/01/28	3,750	3,945,037
Banning CA Util Auth Wtr
NPGFC-RE Series 05
5.25%, 11/01/30	8,405	8,928,043
Bay Area Toll Auth CA
Series 2009F1
5.25%, 4/01/27	7,500	8,127,750
Series 2010S-2
5.00%, 10/01/30	2,350	2,418,174
Beaumont CA Fing Auth
AMBAC Series C
5.00%, 9/01/26	3,305	3,194,051
Butte-Glenn CCD CA GO
NPFGC Series 2005B
5.00%, 8/01/25	3,620	3,815,444
California Dept Wtr Res Cen Vy
Series 2008AE
5.00%, 12/01/24-12/01/27	7,680	8,631,669
Series 2009AF
5.00%, 12/01/29	2,225	2,471,196
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	5,725	6,676,609
California Ed Fac Auth (Univ of The Pacific)
5.00%, 11/01/20-11/01/21	1,990	2,070,610
5.25%, 5/01/34	1,000	1,022,080
Series 2012A
5.00%, 11/01/26-11/01/30	2,150	2,254,500
California GO
5.00%, 8/01/22-2/01/32	17,595	18,391,043
5.25%, 8/01/13 (Pre-refunded/ETM)	250	250,000
5.25%, 2/01/24	840	841,999
5.30%, 4/01/29	5	5,129
California Hlth Fac Fin Auth (Catholic Healthcare West)
Series 2008G
5.50%, 7/01/25	3,180	3,489,827
California Hlth Fac Fin Auth (Cottage Healthcare Sys)
NPFGC Series 2003B
5.00%, 11/01/23	2,500	2,511,375
California Hlth Fac Fin Auth (St Joseph Health Sys)
Series 2013A
5.00%, 7/01/33	5,000	5,026,950
California Mun Fin Auth (UTS Bioenergy LLC)
7.50%, 12/01/32	2,745	2,766,493

	Principal Amount (000)	U.S. $ Value
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 7/01/37	$11,550	$10,699,689
California Poll Cntl Fin Auth (Tracy Material Recovery)
ACA Series 1999A
5.70%, 8/01/14	820	820,336
California Pub Wks Brd (CA Lease Richmond Lab)
XLCA Series 2005B
5.00%, 11/01/30	4,270	4,392,634
California Pub Wks Brd (Univ of California Lease)
Series 05C
5.00%, 4/01/23	3,130	3,298,363
Series 2004F
5.00%, 11/01/26	8,065	8,368,486
California Statewide CDA MFHR (Highland Creek Apts)
Series 01K
5.40%, 4/01/34	5,510	5,515,014
California Statewide CDA MFHR (Santa Paula Village Apts)
Series 1998D
5.43%, 5/01/28	1,810	1,810,290
Capistrano CA USD GO
AGM Series 2001B
Zero Coupon, 8/01/25	8,000	4,363,760
Chino CA Redev Agy Tax Alloc (Chino CA Redev Proj Area B)
AMBAC Series 01B
5.25%, 9/01/30	3,310	3,109,414
City of Encinitas
5.00%, 9/01/26-9/01/29	2,800	2,851,418
Clovis CA USD GO
Series 2012A
5.00%, 8/01/30	3,230	3,324,219
Coachella Valley CA USD COP
AMBAC
5.00%, 9/01/23	2,500	2,510,500
Corona CA CFD #97-2 (Corona CA CFD #97-2 Eagle Glen)
Series 98
5.875%, 9/01/23	5,250	5,253,045
Covina-Vly CA USD GO
5.00%, 8/01/30-8/01/31	4,500	4,683,105
E CA Mun Wtr Dist CFD #2001-01A
Series 02
6.40%, 9/01/32	2,055	2,064,124
Series 2002A
6.40%, 9/01/13 (Pre-refunded/ETM)	1,225	1,230,439
East Palo Alto CA Pub Fin Auth (Univ Circle Gateway/101 Proj)
RADIAN Series 05A
5.00%, 10/01/25	5,070	4,890,573
Fontana CA USD GO
5.00%, 8/01/27	3,195	3,352,993

	Principal Amount (000)	U.S. $ Value
Fullerton CA Redev Agy
RADIAN
5.00%, 4/01/21	$3,250	$3,331,542
Irvine CA AD #13-1
5.00%, 9/02/27-9/02/29	1,760	1,808,060
Irvine CA Pub Fac Auth Assmt
Series 2012A
3.25%, 9/02/19	1,215	1,183,532
4.00%, 9/02/22	1,350	1,312,875
4.25%, 9/02/24	1,525	1,482,910
Kaweah Delta CA Hlthcare
NPFGC Series 04
5.25%, 8/01/25-8/01/26	3,780	3,885,787
La Verne CA CFD #88-1
Series 98
5.875%, 3/01/14	795	798,252
Long Beach CA Bond Fin Auth (Long Beach CA Lease Aquarium)
5.00%, 11/01/28-11/01/30	11,485	11,780,136
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	8,340	9,115,286
Series 2010A
5.00%, 5/15/25-5/15/27	12,475	13,754,531
Los Angeles CA Dept W&P Pwr
AMBAC
5.00%, 7/01/24	5,250	5,778,517
AMBAC Series 2006A-2
5.00%, 7/01/31	5,000	5,266,150
Los Angeles CA Harbor Dept
Series 2009C
5.00%, 8/01/26	21,450	23,514,562
Los Angeles CA MFHR (Park Plaza West Apts)
5.50%, 1/20/43	5,000	5,000,100
Los Angeles CA USD COP
5.00%, 10/01/29	4,855	4,980,210
Series 2012B
5.00%, 10/01/28	4,365	4,510,485
Los Angeles CA USD GO
Series 2010KRY
5.25%, 7/01/25(a)	8,000	8,909,040
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles Cnty CA MTA Sales Tax)
5.00%, 7/01/25	1,260	1,420,852
Murrieta Vly CA USD GO
AGM Series 2005B
5.125%, 9/01/15 (Pre-refunded/ETM)	1,500	1,646,445
Norco CA Redev Agy (Norco CA Redev Agy Proj #1)
Series 2010
5.875%, 3/01/32	1,580	1,662,887
6.00%, 3/01/36	1,125	1,214,213
AMBAC Series 05
5.00%, 3/01/26	1,900	1,957,513
RADIAN Series 04
5.00%, 3/01/24	3,060	2,974,259

	Principal Amount (000)	U.S. $ Value
Oakland CA USD GO
NPFGC-RE
5.00%, 8/01/22	$8,975	$9,062,057
Ontario CA COP
NPFGC Series 04
5.25%, 7/01/21	1,700	1,739,865
Orange Cnty CA COP
AMBAC
6.00%, 12/01/13 (Pre-refunded/ETM)	700	823,718
Orange Cnty CA Trnsp Auth
5.00%, 8/15/29(b)	2,360	2,444,724
Palm Springs CA COP
Series 1991B
Zero Coupon, 4/15/21 (Pre-refunded/ETM)	37,500	30,600,375
Palmdale CA Wtr Dist
NPFGC-RE Series 04
5.00%, 10/01/14 (Pre-refunded/ETM)	1,775	1,873,282
Palo Alto CA Univ AVE AD
5.00%, 9/02/25-9/02/30	3,290	3,473,223
Placentia-Yorba Lnda CA USD GO
NPFGC-RE Series 06
5.00%, 10/01/27	4,200	4,285,680
Port of Oakland CA
Series 2012P
5.00%, 5/01/28-5/01/31	18,125	18,270,770
Poway CA USD CFD #6
5.00%, 9/01/26	975	1,012,421
Redding CA Elec Sys COP
NPFGC Series 92A
12.239%, 7/01/22 (Pre-refunded/ETM)(c)	1,050	1,491,966
Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas)
Series 2010A
5.75%, 9/01/24-9/01/25	1,985	2,171,271
6.00%, 9/01/30	1,395	1,525,795
Riverside CA CCD GO
NPFGC Series 2007C
5.00%, 8/01/25	1,720	1,873,407
Riverside Cnty CA Trnsp Comm Sales Tax
Series 2013A
5.25%, 6/01/32	9,165	9,886,469
Rocklin CA USD CFD #1
NPFGC Series 04
5.00%, 9/01/25	1,000	1,000,580
Sacramento Cnty CA Hsg Auth MFHR (Cottage Estates Apts)
Series 2000B
6.00%, 2/01/33	5,015	4,785,313
Sacramento Cnty CA Hsg Auth MFHR (Verandas Apts)
Series 00H
5.70%, 3/01/34	2,875	2,877,012
Sacramento Regl Transit Dist CA
5.00%, 3/01/36-3/01/42	6,250	6,188,263
San Bernardino CA USD GO
Series 2013A
5.00%, 8/01/26-8/01/28	4,500	4,743,290

	Principal Amount (000)	U.S. $ Value
San Bernardino Cnty CA CFD #2002-1
Series 02-1
5.90%, 9/01/33	$4,750	$4,768,810
San Bernardino Cnty CA COP
Series 2009A
5.25%, 8/01/26	1,635	1,708,346
San Diego CA Pub Fac Fin Auth (San Diego CA Lease)
Series 2010A
5.25%, 3/01/25	15,000	16,173,300
San Diego CA USD GO
NPFGC Series 04E-1
5.00%, 7/01/23-7/01/24	3,240	3,384,670
San Diego Cnty CA Wtr Auth
Series 2011B
5.00%, 5/01/29-5/01/30	16,115	17,258,859
AGM Series 2004A
5.00%, 5/01/15 (Pre-refunded/ETM)	3,135	3,387,493
5.00%, 5/01/27	365	380,038
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2010A
4.90%, 5/01/29	2,200	2,276,296
Series 2012A
5.00%, 5/01/27-5/01/28	7,000	7,314,960
AGM Series 00A
6.125%, 1/01/27	1,480	1,482,768
San Francisco City/Cnty CA Pub Util Wtr
Series 2009B
5.00%, 11/01/27	4,705	5,099,985
Series 2011A
5.00%, 11/01/27	12,000	12,948,120
San Francisco City/Cnty CA Redev CFD #6 (Mission Bay South Public Imp)
5.00%, 8/01/29	1,310	1,297,201
San Joaquin Hls Trnsp Corr CA
Series 93
Zero Coupon, 1/01/20 (Pre-refunded/ETM)	20,000	17,484,000
Zero Coupon, 1/01/21 (Pre-refunded/ETM)	20,000	16,626,000
Zero Coupon, 1/01/23 (Pre-refunded/ETM)	25,000	18,897,000
San Joaquin Hls Trnsp Corr CA (San Joaquin Hills Toll Road CA)
NPFGC Series 1997A
Zero Coupon, 1/15/36	22,415	5,403,808
San Jose CA Hotel Tax
6.125%, 5/01/31	5,000	5,511,900
San Juan CA USD GO
Series 2012B
5.00%, 8/01/28	7,395	7,948,738
Santa Ana CA USD GO
Series 2008A
5.25%, 8/01/28	5,400	5,745,222
Santa Clara CA Elec
Series 2011A
5.00%, 7/01/30	1,810	1,895,323
Sonoma Cnty CA JNR CLG Dist GO
5.00%, 8/01/27	2,000	2,187,500

	Principal Amount (000)	U.S. $ Value
South Gate CA PFA (South Gate CA Tax Alloc)
XLCA Series 02
5.125%, 9/01/24	$1,800	$1,756,152
Southern CA Pub Pwr Auth
5.00%, 7/01/23	3,200	3,555,872
Southwestern CA CCD GO
NPFGC Series 05
5.00%, 8/01/24	1,000	1,074,360
Stockton CA PFA (Stockton CA Redev Projs)
RADIAN Series 2006A
5.00%, 9/01/17	2,285	2,150,733
Tejon Ranch CA Pub Fac Fin CFD #1
5.25%, 9/01/26-9/01/28	2,375	2,388,631
5.50%, 9/01/30-9/01/33	2,135	2,120,661
Torrance CA COP (Torrance CA COP Pub Impt)
AMBAC Series 2005B
5.00%, 6/01/24	3,365	3,412,514
Turlock CA IRR Dist
5.50%, 1/01/41	8,705	9,025,692
Univ of California
Series 2007K
5.00%, 5/15/21	4,550	4,876,735
West Contra Costa CA Hlth Dist
AMBAC Series 04
5.375%, 7/01/21-7/01/24	4,720	4,785,345

		586,557,088

Arizona – 0.2%
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	1,260	1,133,950

Nevada – 0.4%
Henderson NV LID # T-14
AGM Series A
5.00%, 3/01/22	2,410	2,430,220

Puerto Rico – 5.7%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series 2006A
5.00%, 7/01/17	10,730	10,882,902
Puerto Rico GO
Series 2006A
5.25%, 7/01/23	3,000	2,865,690
Puerto Rico Govt Dev Bank
Series 2006B
5.00%, 12/01/15	500	516,675
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	295	304,467
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/19 (Pre-refunded/ETM)	175	214,389
5.50%, 8/01/28	20,825	21,004,303

		35,788,426

	Principal Amount (000)	U.S. $ Value
Texas – 0.8%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	$3,050	$3,468,887
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	1,525	1,711,020

		5,179,907

Total Investments – 101.5% (cost $604,094,586)(d)		631,089,591
Other assets less liabilities – (1.5)%		(9,618,516)

Net Assets – 100.0%		$621,471,075

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$6,500	1/25/26	SIFMA	*	4.108%		$1,110,903
Merrill Lynch Capital Services, Inc.	2,800	10/01/16	SIFMA	*	4.148%		327,824
Merrill Lynch Capital Services, Inc.	3,100	10/21/16	SIFMA	*	4.129%		358,385
Merrill Lynch Capital Services, Inc.	14,500	7/30/26	4.090%		SIFMA	*	(2,586,176)
Merrill Lynch Capital Services, Inc.	10,200	8/09/26	4.063%		SIFMA	*	(1,775,180)
Merrill Lynch Capital Services, Inc.	15,000	11/15/26	4.378%		SIFMA	*	(3,141,953)

							$(5,706,197)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	When-Issued or delayed delivery security.
(c)	Variable rate coupon, rate shown as of July 31, 2013.
(d)	As of July 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $40,064,639 and gross unrealized depreciation of investments was $(13,069,634), resulting in net unrealized appreciation of $26,995,005.

As of July 31, 2013, the Fund held 21.8% of net assets in insured bonds (of this amount 6.8% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA – ACA Financial Guaranty Corporation

AD – Assessment District

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CCD – Community College District

CDA – Community Development Authority

CFD – Community Facilities District

COP – Certificate of Participation

ETM – Escrowed to Maturity

GO – General Obligation

HFA – Housing Finance Authority

LID – Local Improvement District

MFHR – Multi-Family Housing Revenue

MTA – Metropolitan Transportation Authority

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company

PFA – Public Finance Authority

RADIAN – Radian Asset Assurance Inc.

UHSD – Unified/Union High School District

USD – Unified School District

XLCA – XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - California Portfolio

July 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$599,066,040	$32,023,551	$631,089,591

Total Investments in Securities	—	599,066,040	32,023,551	631,089,591
Other Financial Instruments* :
Assets:
Interest Rate Swaps	—	1,797,112	—	1,797,112
Liabilities:
Interest Rate Swaps	—	(7,503,309)	—	(7,503,309)

Total+	$—	$593,359,843	$32,023,551	$625,383,394

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Interest Rate Swaps	Total
Balance as of 10/31/12	$38,145,686	$(9,194,391)	$28,951,295
Accrued discounts/(premiums)	27,585	—	27,585
Realized gain (loss)	137,238	—	137,238
Change in unrealized appreciation/depreciation	(895,758)	—	(895,758)
Purchases	—	—	—
Sales	(5,391,200)	—	(5,391,200)
Transfers in to Level 3	—	—	—
Transfers out of Level 3+	—	9,194,391	9,194,391

Balance as of 7/31/13	$32,023,551	$—	$32,023,551

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/13	$(875,990)	$—	$(875,990)

+	Transferred out of Level 3 into Level 2 due to increase in observable inputs.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at July 31, 2013:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$32,023,551	Third Party Vendor	Evaluated Quotes	$90.00 - $101.22/ $99.28

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund - New York Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 99.3%
Long-Term Municipal Bonds – 99.3%
New York – 90.6%
Albany Cnty NY Arpt Auth
AGM Series 2010A
5.00%, 12/15/25-12/15/26	$4,540	$4,852,901
Albany NY IDA (St. Peter’s Hosp)
Series 2008A
5.75%, 11/15/22	795	859,864
Build NYC Resource Corp. (YMCA of Grtr New York)
5.00%, 8/01/32	1,000	1,009,370
Dutchess Cnty NY IDA (Bard College)
5.00%, 8/01/19-8/01/21	1,450	1,544,976
East Rochester NY Hsg Auth (St. John’s Meadows Proj)
Series 2010A
5.00%, 4/20/27	2,550	2,685,303
Erie Cnty NY Fiscal Stability Auth (Erie Cnty NY Sales Tax)
Series 2010A
5.00%, 5/15/22-5/15/23	9,965	11,103,471
Series 2011C
5.00%, 12/01/28	7,260	7,753,317
Erie Cnty NY GO
NPFGC Series 2005A
5.00%, 12/01/15 (Pre-refunded/ETM)	2,990	3,302,455
Glen Cove NY IDA
Series 1992B
Zero Coupon, 10/15/19 (Pre-refunded/ETM)	11,745	10,446,708
Hempstead NY Local Dev Corp. (Hofstra Univ)
5.00%, 7/01/28	650	687,785
Long Island Pwr Auth NY
Series 2012B
5.00%, 9/01/27	2,500	2,632,150
NPFGC-RE Series 2006A
5.00%, 12/01/19-12/01/24	8,300	8,858,301
Madison Cnty NY Cap Res (Colgate Univ)
Series 2013A
4.50%, 7/01/39	5,515	5,358,595
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/29	4,300	4,461,981
Series 2012C
5.00%, 11/15/31	6,000	6,179,160
Series 2012D-1
5.00%, 11/01/28	2,480	2,605,265
Series 2012E
5.00%, 11/15/31	2,625	2,703,382
Series 2012F
5.00%, 11/15/30	5,000	5,195,250
Series 2012H
5.00%, 11/15/30-11/15/33	6,250	6,420,050

	Principal Amount (000)	U.S. $ Value
NPFGC Series 2000B
5.00%, 11/15/16 (Pre-refunded/ETM)	$5,000	$5,690,200
NPFGC Series 2006A
5.00%, 11/15/16 (Pre-refunded/ETM)	6,890	7,841,096
Monroe Cnty NY IDA MFHR (Southview Towers Apts)
Series 00
6.25%, 2/01/31	1,130	1,130,938
Monroe Cnty NY IDC (Rochester General Hospital)
Series 2013A
5.00%, 12/01/42	6,610	6,325,506
Montgomery Cnty NY IDA (New York St Boces Prog)
XLCA Series 2005A
5.00%, 7/01/24	1,000	1,002,590
Nassau Cnty NY IDA (Amsterdam at Harborside)
Series 2007A
6.50%, 1/01/27	2,120	1,212,301
Nassau Cnty NY Local Econ Asst Corp. (South Nassau Communities Hosp)
5.00%, 7/01/31-7/01/37	4,195	4,167,453
Nassau Cnty NY Local Econ Asst Corp. (Winthrop Univ Hlth)
5.00%, 7/01/32-7/01/42	5,435	5,290,651
New York Conv Ctr Dev Corp. (New York Hotel Unit Fee)
AMBAC Series 05
5.00%, 11/15/30	10,000	10,441,200
New York NY GO
Series 2004G
5.00%, 12/01/23	1,705	1,774,104
Series 2004I
5.00%, 8/01/14 (Pre-refunded/ETM)	50	52,344
5.00%, 8/01/21	11,350	11,739,645
Series 2005J
5.00%, 3/01/24	1,830	1,912,789
Series 2007C
5.00%, 1/01/21	5,000	5,500,050
Series 2012I
5.00%, 8/01/30	3,900	4,137,588
AGM Series 2004E
5.00%, 11/01/21	2,790	2,906,176
XLCA Series 2004I
5.00%, 8/01/18	10,000	10,430,100
New York NY HDC MFHR (New York NY HDC)
Series 2002A
5.50%, 11/01/34	10	10,031
NPFGC-RE Series 05P6-A
5.00%, 7/01/19	10,000	10,627,700
New York NY IDA (Lycee Francais)
Series 2002C
6.80%, 6/01/28	2,500	2,529,425
New York NY IDA (Spence School)
5.20%, 7/01/34	3,155	3,156,704

	Principal Amount (000)	U.S. $ Value
New York NY Mun Wtr Fin Auth
Series 2009FF
5.00%, 6/15/27	$15,110	$16,731,152
Series CC 2008
5.125%, 6/15/30	10,300	11,132,652
New York NY TFA Bldg Aid
NPFGC-RE Series 2006S-1
5.00%, 7/15/21	7,000	7,700,420
New York NY Trnsl Fin Auth
Series 2005A-1
5.00%, 11/01/24	5,000	5,410,300
Series 2013I
5.00%, 5/01/32-5/01/33	15,000	15,888,675
New York NY Trst for Cult Res (Whitney Museum of American Art)
5.00%, 7/01/31	9,675	9,884,657
New York NY Trst for Cult Res (Wildlife Conservation Society)
Series 2013A
5.00%, 8/01/33	17,860	19,045,904
New York St Dormitory Auth
5.75%, 7/01/18 (Pre-refunded/ETM)	5,165	6,259,309
Series 2004A
5.25%, 7/01/14 (Pre-refunded/ETM)	575	601,255
New York St Dormitory Auth (Cabrini Westchester)
5.10%, 2/15/26	1,850	1,997,815
New York St Dormitory Auth (Cornell Univ)
Series 2009A
5.00%, 7/01/25	2,465	2,768,220
Series B
5.00%, 7/01/27	4,925	5,409,374
Series C
5.00%, 7/01/29	2,000	2,163,440
New York St Dormitory Auth (Eger Hlth and Rehab Ctr)
Series 00
6.10%, 8/01/37	1,435	1,439,276
New York St Dormitory Auth (Leake and Watts Svcs)
NPFGC Series 04
5.00%, 7/01/22-7/01/23	3,275	3,323,035
New York St Dormitory Auth (Manhattan College)
RADIAN Series 2007A
5.00%, 7/01/27	2,445	2,456,076
New York St Dormitory Auth (Montefiore Medical Center)
NPFGC-RE Series 04
5.00%, 8/01/23	1,860	1,931,145
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/26	6,795	7,230,763
New York St Dormitory Auth (New York St Boces Prog)
AGM Series 04
5.00%, 8/15/23	3,175	3,262,535

	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth (New York St Lease Suny)
5.00%, 5/15/29	$6,350	$6,767,385
Series 2012A
5.00%, 5/15/27	2,700	2,931,363
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/27	2,350	2,530,973
New York St Dormitory Auth (New York Univ)
Series 2008A
5.00%, 7/01/29	4,220	4,582,160
NPFGC-RE Series 2004A
5.00%, 7/01/24	2,240	2,309,194
New York St Dormitory Auth (North Shore - LIJ Hospital)
5.00%, 5/01/22	1,405	1,492,363
New York St Dormitory Auth (NYU Hosp Center)
Series 07A
5.00%, 7/01/22	1,200	1,290,084
Series 2007B
5.25%, 7/01/24	610	653,694
New York St Dormitory Auth (Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	1,240	1,366,592
New York St Dormitory Auth (Ozanam Hall Queens Nursing)
5.00%, 11/01/21	1,000	930,060
New York St Dormitory Auth (Rochester Inst of Technology)
5.00%, 7/01/23-7/01/42	7,810	8,456,104
New York St Dormitory Auth (SS Joachim & Anne Residence)
Series 02
5.25%, 7/01/27	1,000	905,560
New York St Dormitory Auth (St Johns Univ)
Series 2012A
5.00%, 7/01/26-7/01/28	6,950	7,426,536
New York St Dormitory Auth (State Univ of New York)
5.00%, 7/01/27-7/01/35	12,360	13,057,374
Series 2011A
5.00%, 7/01/28	6,690	7,195,697
Series 2012A
5.00%, 7/01/31-7/01/32	3,140	3,294,007
New York St Dormitory Auth (Teachers College at Columbia Univ)
5.00%, 7/01/34	2,535	2,612,039
Series 2012A
5.00%, 7/01/31	1,200	1,243,572
New York St Dormitory Auth (Univ of Rochester)
Series 04A
5.25%, 7/01/23	945	972,150
Series 2004A
5.25%, 7/01/24	305	313,567

	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth (Westchester Cnty NY Lease Court)
Series 06A
5.00%, 8/01/17	$9,510	$10,612,494
New York St Dormitory Auth Rev Nonst Sup Dept (Rockefeller Univ)
Series 2012B
5.00%, 7/01/33	3,000	3,192,720
New York St Energy Res & Dev Auth (Long Island Lighting Co.)
Series 95A
5.30%, 8/01/25	7,500	7,502,325
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
Series 2010A
5.00%, 6/15/29	2,000	2,181,500
New York St Liberty Dev Corp. (4 World Trade Ctr Proj)
5.00%, 11/15/31	2,225	2,285,542
New York St Liberty Dev Corp. (National Sports Museum Proj)
6.125%, 2/15/19(a) (b)	792	8
New York St Mortgage Agy SFMR (New York St Mortgage Agy)
Series 01-31A
5.30%, 10/01/31	8,050	8,050,402
New York St Pwr Auth
NPFGC Series 2007C
5.00%, 11/15/19-11/15/21	3,680	4,131,622
New York St Thruway Auth (New York St Pers Income Tax)
5.00%, 3/15/26-3/15/27	11,000	12,041,110
Series 2010A
5.00%, 3/15/28	5,000	5,409,450
AMBAC Series 04A
5.00%, 3/15/24	5,000	5,219,250
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
AMBAC Series 05B
5.00%, 4/01/21	7,500	8,136,375
NPFGC-RE Series 05B
5.00%, 4/01/17	12,750	13,943,782
Newburgh NY GO
Series 2012A
5.25%, 6/15/28	1,065	1,020,398
5.50%, 6/15/32	1,320	1,267,543
Niagara Frontier Trnsp Auth NY (Buffalo Niagara Intl Airport)
NPFGC
5.625%, 4/01/29	2,500	2,499,875
Niagara NY Dev Corp. (Covanta Energy Corp.)
5.25%, 11/01/42	3,455	3,069,146
Onondaga Cnty NY IDA (Anheuser-Busch Cos., Inc.)
Series 99
6.25%, 12/01/34	2,000	2,002,180

	Principal Amount (000)	U.S. $ Value
Onondaga Cnty NY IDA (Bristol- Myers Squibb)
5.75%, 3/01/24	$4,000	$4,738,920
Onondaga Cnty NY Trst for Cultural Res (Syracuse Univ)
5.00%, 12/01/28-12/01/29	2,135	2,247,105
Orange Cnty NY Funding Corp. (Mount St. Mary College)
Series 2012A
5.00%, 7/01/37	1,320	1,326,534
Port Authority of NY & NJ
5.00%, 7/15/31	18,000	19,081,620
Port Authority of NY & NJ (JFK International Air Terminal LLC)
NPFGC Series 97-6
5.75%, 12/01/22	6,820	6,884,722
Rensselaer Cnty NY IDA (Rensselaer Polytechnic Institute.)
Series 2006
5.00%, 3/01/26	7,505	7,692,025
Sachem NY CSD GO
NPFGC-RE
5.00%, 10/15/21-10/15/22	5,415	5,761,126
Seneca Cnty NY IDA (New York Chiropractic College)
5.00%, 10/01/27	925	943,000
St Lawrence Cnty NY IDA (St Lawrence Univ)
5.00%, 7/01/43	5,210	5,343,428
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	5,990	6,321,666
Suffolk Cnty NY EDC (Peconic Landing at Southold)
5.875%, 12/01/30	2,340	2,490,602
Suffolk Cnty NY IDA (New York Institute of Technology)
5.00%, 3/01/26	1,150	1,159,637
Triborough Brdg & Tunl Auth NY
Series 2006A
5.00%, 11/15/16 (Pre-refunded/ETM)	6,715	7,641,939
Series 2008D
5.00%, 11/15/26	10,000	10,781,600
Series 2012A
5.00%, 11/15/27-11/15/32	7,300	7,857,130
Troy Res Corp. (Rensselaer Polytechnic Institute.)
Series 2010A
5.00%, 9/01/30	3,000	3,102,750
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	1,175	784,289
Westchester Cnty Hlth Care Corp. NY
Series 2010B
6.00%, 11/01/30	1,000	1,106,680
Westchester Cnty NY Local Dev Corp. (Kendal on Hudson)
5.00%, 1/01/34	1,800	1,786,266

	Principal Amount (000)	U.S. $ Value
Yonkers NY IDA (Malotz Skilled Nursing Fac)
NPFGC Series 99
5.65%, 2/01/39	$700	$701,813

		571,823,926

Arizona – 0.3%
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	885	796,464
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 01
6.75%, 10/01/31	1,000	1,000,020

		1,796,484

Florida – 1.3%
Crossings at Fleming Is CDD FL
Series 2000C
7.10%, 5/01/30(b)	5,485	4,649,634
Hammock Bay CDD FL
Series 2004A
6.15%, 5/01/24	610	610,232
Marshall Creek CDD FL
6.625%, 5/01/32(b)	875	731,675
Midtown Miami CDD FL
Series 2004A
6.00%, 5/01/24	1,940	1,968,266

		7,959,807

Georgia – 0.1%
Atlanta GA Tax Allocation (Eastside Proj)
Series 2005B
5.60%, 1/01/30	500	523,985

Guam – 0.1%
Guam Wtrworks Auth
Series 05
6.00%, 7/01/25	500	509,135

Illinois – 0.2%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	1,236	1,239,869

North Carolina – 0.1%
North Carolina Med Care Comm (Pennybyrn at Maryfield)
Series A
6.125%, 10/01/35	1,000	907,310

Ohio – 0.1%
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 2004A
7.125%, 8/01/25(b)	1,200	933,204

	Principal Amount (000)	U.S. $ Value
Puerto Rico – 5.5%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/22	$2,085	$2,023,680
Series 2008W
5.375%, 7/01/23	405	397,216
Series 2008WW
5.375%, 7/01/24	5,225	5,026,920
Puerto Rico GO
Series 2001A
5.50%, 7/01/19	915	933,876
Series 2006A
5.25%, 7/01/23	1,600	1,528,368
Puerto Rico Govt Dev Bank
Series 2006B
5.00%, 12/01/15	500	516,675
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	1,795	1,816,827
5.125%, 12/01/27	1,495	1,542,975
Puerto Rico Ind Med & Envrn Poll Ctl Fac (Ana G Mendez University Sys)
5.125%, 4/01/32	1,000	854,540
Puerto Rico Mun Fin Agy
Series 2005A
5.25%, 8/01/23	935	892,990
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/19 (Pre-refunded/ETM)	125	153,135
5.50%, 8/01/28	14,875	15,003,074
Univ of Puerto Rico
Series 2006Q
5.00%, 6/01/20-6/01/22	4,480	4,215,149

		34,905,425

Texas – 1.0%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	2,700	3,070,818
7.50%, 6/30/32	1,225	1,437,746
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	1,350	1,514,673

		6,023,237

Virginia – 0.0%
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	100	100,465

		626,722,847

U.S. $ Value
Total Investments – 99.3% (cost $623,084,171)(c)	$626,722,847
Other assets less liabilities – 0.7%	4,659,369

Net Assets – 100.0%	$631,382,216

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$2,200	1/25/26	SIFMA	*	4.108%	$375,998
Merrill Lynch Capital Services, Inc.	3,100	10/1/16	SIFMA	*	4.148%	361,841

						$737,839

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)	Security is in default and is non-income producing.
(b)	Illiquid security.
(c)	As of July 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,580,191 and gross unrealized depreciation of investments was $(17,941,515), resulting in net unrealized appreciation of $3,638,676.

As of July 31, 2013, the Fund held 21.3% of net assets in insured bonds (of this amount 12.5% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDA – Community Development Authority

CDD – Community Development District

CFD – Community Facilities District

CSD – Central/Community School District

EDA – Economic Development Agency

EDC – Economic Development Corporation

ETM – Escrowed to Maturity

GO – General Obligation

HDC – Housing Development Corporation

HFA – Housing Finance Authority

IDA – Industrial Development Authority/Agency

IDC – Industrial Development Corporation

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company

RADIAN – Radian Asset Assurance Inc.

SFMR – Single Family Mortgage Revenue

SSA – Special Services Area

XLCA – XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - New York Portfolio

July 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$606,891,168	$19,831,679	$626,722,847

Total Investments in Securities	—	606,891,168	19,831,679	626,722,847
Other Financial Instruments* :
Assets:
Interest Rate Swaps	—	737,839	—	737,839
Liabilities	—	—	—	—

Total^	$—	$607,629,007	$19,831,679	$627,460,686

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Interest Rate Swaps	Total
Balance as of 10/31/12	$24,344,339	$1,068,845	$25,413,184
Accrued discounts/(premiums)	19,400	—	19,400
Realized gain (loss)	92,979	—	92,979
Change in unrealized appreciation/depreciation	(1,277,039)	—	(1,277,039)
Purchases	—	—	—
Sales	(3,348,000)	—	(3,348,000)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	(1,068,845)	(1,068,845)

Balance as of 7/31/13+	$19,831,679	$—	$19,831,679

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/13	$1,205,058	$—	$1,205,058

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at July 31, 2013:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$19,831,679	Third Party Vendor	Evaluated Quotes	$0.00 - $101.46/$90.28

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: September 23, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: September 23, 2013